UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

February 28, 2017

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Municipal Bonds
22.58%
Preferred Securities
1.62%
Real Estate Investment Trusts
1.71%
Structured Notes
4.03%
Money Market Fund
3.85%
Corporate Bonds
66.21% *

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 65.45%

Air Courier Services - 1.90%
3,000	FedEx Corp.	$ 578,940

Aircraft - 1.48%
2,500	Boeing Co.	450,575

Aircraft Engines & Engine Parts - 1.85%
5,000	United Technologies Corp.	562,750

Beverages - 1.09%
3,500	PepsiCo, Inc.	331,140

Biological Products (No Diagnostic Substances) - 1.61%
1,700	Biogen, Inc. *	490,620

Cable & Other Pay Television Services - 4.62%
14,000	Comcast Corp. Class A	523,880
8,000	Walt Disney Co.	880,720
		1,404,600
Commercial Banks, Nec - 1.95%
11,500	Toronto Dominion Bank (Canada)	593,400

Electric Services - 1.94%
4,500	NextEra Energy, Inc.	589,500

Electronic Computers - 2.12%
4,700	Apple, Inc.	643,853

Food & Kindred Products - 1.19%
4,900	Nestle S.A. ADR *	361,081

Footwear - 1.69%
9,000	Nike, Inc. Class B	514,440

Hospital & Medical Service Plans - 1.06%
2,500	Aetna, Inc.	321,900

Life Insurance - 1.60%
4,400	Prudential Financial, Inc.	486,376

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Motor Vehicle Parts & Accessories - 1.84%
4,500	Honeywell International, Inc.	$ 560,250

National Commercial Banks - 6.54%
9,000	Citigroup, Inc.	538,290
7,100	JPMorgan Chase & Co.	643,402
10,500	US Bancorp.	577,500
4,000	Wells Fargo & Co.	231,520
		1,990,712
Natural Gas Transmission - 1.47%
21,000	Kinder Morgan, Inc.	447,510

Oil & Gas Filed Services, NBC - 1.53%
5,800	Schlumberger Ltd. (France)	466,088

Petroleum Refining - 1.11%
3,000	Chevron Corp.	337,500

Pharmaceutical Preparations - 7.72%
850	Bioverativ, Inc. *	44,268
8,900	Bristol Myers Squibb Co.	504,719
4,000	Johnson & Johnson	488,840
9,000	Merck & Co., Inc.	592,830
16,000	Pfizer, Inc.	545,920
4,000	Sanofi ADR *	172,520
		2,349,097
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.63%
180	AdvanSix, Inc. *	4,910
3,000	Dow Chemical Co.	186,780
		191,690
Railroads, Line-Haul Operating - 0.78%
2,200	Union Pacific Corp.	237,468

Retail - Apparel & Accessory Stores - 0.99%
15,000	Hanesbrands, Inc.	300,150

Retail - Drug Stores and Proprietary Stores - 1.85%
7,000	CVS Caremark Corp.	564,060

Retail - Eating & Drinking Places - 1.50%
8,000	Starbucks Corp.	454,960

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Retail - Lumber & Other Building Material Dealers - 1.90%
4,000	The Home Depot, Inc.	$ 579,640

Retail - Variety Stores - 1.05%
4,500	Wal-Mart Stores, Inc.	319,185

Semiconductors & Related Devices - 2.97%
1,800	Broadcom Ltd. (Singapore)	379,674
14,500	Intel Corp.	524,900
		904,574
Services - Business Services - 2.95%
3,800	Accenture Plc. Class A (Ireland)	465,500
3,900	MasterCard, Inc. Class A	430,794
		896,294
Services-Computer Programming, Data Processing, Etc. - 3.17%
500	Alphabet, Inc. Class A *	422,465
4,000	Facebook, Inc. Class A *	542,160
		964,625
Telephone Communications (No Radio Telephone) - 3.35%
13,700	AT&T, Inc.	572,523
9,000	Verizon Communications, Inc.	446,670
		1,019,193

TOTAL FOR COMMON STOCKS (Cost $15,307,538) - 65.45%		19,912,171

CORPORATE BONDS - 21.91% (a)

Agriculture Chemicals - 0.27%
75,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	82,219

Air Transportation, Scheduled - 0.50%
150,000	Southwest Airlines Co., 2.750%, 11/06/19	152,539

Banks & Financial Institutions - 0.17%
50,000	Societe Generale, 2.19122%, 4/22/20 (France) **	50,394

Bituminous Coal & Lignite Surface Mining - 0.07%
50,000	Peabody Energy Corp., 7.875%, 11/01/26 (b)	22,000

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

(a) With the exception of Cibolo Canyon, all Corporate and Municipal Bonds are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Security is in bankruptcy and is in default of interest payments. The yield is 0% as of February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Computer Communications Equipment - 0.43%
125,000	Juniper Networks, Inc., 4.50%, 3/15/24	$ 131,730

Computer Storage Devices - 0.57%
182,000	EMC Corp., 3.375%, 6/01/23	174,030

Crude Petroleum & Natural Gas - 1.14%
200,000	Murphy Oil Corp., 2.50%, 12/01/17	201,000
150,000	Murphy Oil Corp., 4.00%, 6/01/22	145,828
		346,828
Dental Equipment & Supplies - 0.68%
200,000	DENTSPLY International, Inc., 4.125%, 8/15/21	207,993

Distribution/Wholesale - 0.17%
50,000	Tech Data Corp., 3.75%, 9/21/17	50,566

Electric Services - 0.51%
150,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	156,024

Food & Kindred Products - 0.35%
100,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	106,200

Healthcare Providers & Services - 0.32%
100,000	Catholic Health Initiatives, 2.95%, 11/01/22	98,199

Metal Mining - 0.32%
100,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	98,000

Miscellaneous Business Credit Institution - 0.66%
100,000	Ford Motor Credit Co. LLC., 6.625, 8/15/17	102,298
100,000	Ford Motor Credit Co. LLC., 2.3065%, 11/20/18 **	99,896
		202,194
Miscellaneous Manufacturing Industries - 0.35%
100,000	Hillenbrand, Inc., 5.50%, 7/15/20	107,267

Motor Vehicle Parts & Accessories - 0.35%
100,000	Lear Corp., 5.25%, 1/15/25	106,500

National Commercial Banks - 0.81%
150,000	Citigroup, Inc., 2.40%, 2/18/20	150,378
100,000	Old National Bancorp., 4.125%, 8/15/24	97,663
		248,041

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Operative Builders - 0.68%
200,000	Lennar Corp., 4.875%, 12/15/23	$ 206,500

Pharmaceutical Preparations - 0.82%
250,000	AbbVie, Inc., 2.90%, 11/06/22	248,871

Printed Circuit Boards - 0.18%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	54,000

Property & Casualty Insurance - 0.77%
200,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	235,036

Radio Telephone Communications - 0.33%
100,000	T-Mobile USA, Inc., 6.464%, 4/28/19	100,758

Real Estate - 0.62%
50,000	Aurora Military Housing, 5.35%, 12/15/25	53,354
137,178	Cibolo Canyon CTFS, 3.00%, 8/20/20 (c)	135,806
		189,160
Retail - Auto & Home Supply Stores - 0.36%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	109,028

Retail - Department Store - 0.53%
150,000	Dillards, Inc., 7.13%, 8/01/18	160,430

Retail - Drug Stores & Proprietary Stores - 0.59%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	179,005

Retail - Shoe Stores - 0.39%
100,000	Foot Locker, Inc., 8.50%, 1/15/22	117,500

Retail - Variety Stores - 0.69%
200,000	Wal-Mart Stores, Inc., 3.625%, 7/08/20	211,461

Savings Institution, Federally Chartered - 1.04%
300,000	E Trade Financial Corp., 5.375%, 11/15/22	317,841

Services - Business Services - 0.55%
170,000	Ebay, Inc., 2.60%, 7/15/22	166,258

(c) Categorized as Level 3 of the fair value hierarchy.  Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  The restricted security represents 0.45% of net assets.  Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Services - Computer Programming Services - 0.59%
175,000	VeriSign, Inc., 4.625%, 5/01/23	$ 178,500

Services - Educational Services - 0.27%
75,000	Graham Holdings Co., 7.25%, 2/01/19	81,188

Services - General Medical & Surgical Hospitals - 0.36%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	108,875

Services - Personal Services - 0.79%
225,000	H&R Block, Inc., 5.50%,11/01/22	240,839

Services - Prepackaged Software - 1.83%
300,000	CA, Inc., 5.375%, 12/01/19	325,583
75,000	Symantec Corp., 3.95%, 6/15/22	75,330
150,000	Symantec Corp., 4.20%, 9/15/20	155,076
		555,989
Services - Video Tape Rental - 0.53%
150,000	Netflix, Inc., 5.375%, 2/01/21	160,875

Transportation Services - 0.36%
100,000	Expedia, Inc., 5.95%, 8/15/20	110,056

Tires & Inner Tubes - 1.03%
300,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	313,500

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.27%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	80,794

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.66%
200,000	LKQ Corp., 4.75%, 5/15/23	200,314

TOTAL FOR CORPORATE BONDS (Cost $6,657,544) - 21.91%		6,667,502

EXCHANGE TRADED NOTE - 0.86%
8,000	JPMorgan Alerian MLP Index ETN	262,160
TOTAL FOR EXCHANGE TRADED NOTE (Cost $316,951) - 0.86%		262,160

MUNICIPAL BONDS - 4.10% (a)

Arizona - 0.28%
75,000	La Paz Cnty, AZ Indl. Dev. Auth., 5.40%, 12/01/20	63,810
25,000	Sedona, AZ Wastewater, 0.00%, 7/01/21	22,528
		86,338

(a) With the exception of Cibolo Canyon, all Corporate and Municipal Bonds are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

California - 0.60%
35,000	California St. University Revenue Bond Series B, 2.785%, 11/01/22	$ 35,440
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 8/15/19	93,976
50,000	University Enterprises Inc. CA, 5.25%, 10/01/20	51,938
		181,354
Georgia - 0.35%
99,000	Georgia Loc. Govt., 4.75%, 6/1/28	106,783

Illinois - 0.74%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	96,258
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/24	26,752
30,000	Illinois St., 5.877%, 3/01/19	31,666
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/21	70,004
		224,680
Indiana - 0.50%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/01/28	33,776
70,000	Gary, IN Community School Bldg., 7.50%, 2/01/29	77,536
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.75%, 1/15/24	42,438
		153,750
Iowa - 0.56%
171,000	Tobacco Settlement Auth Iowa, 6.50%, 6/01/23	170,997

Michigan - 0.38%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/27	114,654

Oklahoma - 0.12%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	37,649

South Carolina - 0.29%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	60,936
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/29	26,599
		87,535
Texas - 0.28%
25,000	Katy Texas Schools, 5.999%, 2/15/2030	27,881
15,000	Lubbox, TX Build America Bonds, 6.032%, 2/15/30	15,967
60,000	Reeves Cnty, TX Cops, 6.375%, 12/01/21	40,755
		84,603

TOTAL FOR MUNICIPAL BONDS (Cost $1,285,299) - 4.10%		1,248,343

REAL ESTATE INVESTMENT TRUSTS - 2.31%
18,000	Duke Realty Corp.	461,520
500	PS Business Parks Inc. Series T, PFD 6.00%, 12/31/49	12,665
3,500	Ventas, Inc.	227,675
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $487,191) - 2.31%		701,860

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

PREFERRED SECURITIES - 0.98%

National Commercial Banks - 0.41%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	$ 74,640
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/49	49,520
		124,160
Telephone Communications (No Radio Telephone) - 0.57%
2,000	QWest Corp., 6.125%, 6/01/53	49,060
3,000	QWest Corp., 6.50%, 9/01/56	73,290
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	51,420
		173,770

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.98%		297,930

STRUCTURED NOTES - 1.24% (a)

Commercial Banks, Nec - 0.20%
100,000	Barclays Bank Plc., 4.452%, 5/14/29 (United Kingdom) **	60,850

National Commercial Banks - 0.57%
93,000	Citigroup, Inc., 3.00%, 12/23/19 **	94,494
100,000	JP Morgan Chase Bank, 1.448%, 1/23/29 **	80,450
		174,944
Security Brokers, Dealers & Flotation Companies - 0.47%
125,000	Goldman Sachs, 2.72%, 11/13/2028 **	90,829
50,000	Morgan Stanley, 3.00%, 11/09/19 **	50,937
		141,766

TOTAL FOR STRUCTURED NOTES (Cost $447,313) - 1.24%		377,560

MONEY MARKET FUND - 2.53%
770,447	Federated Treasury Obligation Fund - Institutional Shares 0.40% ** (Cost $770,447)	770,447

TOTAL INVESTMENTS (Cost $25,571,473) - 99.38%		30,237,973

OTHER ASSETS LESS LIABILITIES, NET - 0.62%		188,261

NET ASSETS - 100.00%		$ 30,426,234

(a) With the exception of Cibolo Canyon, all Corporate and Municipal Bonds are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 65.21% (a)

Aerospace/Defense - Major Diversified - 0.72%
75,000	Exelis, Inc., 5.55%, 10/01/21	$ 83,202

Agriculture Chemicals - 0.48%
50,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	54,812

Airlines - 0.89%
100,000	Southwest Airlines Co., 2.750%, 11/06/19	101,693

Banks & Financial Institutions - 0.44%
50,000	Societe Generale, 2.19122%, 4/22/20 (France) **	50,394

Biological Products (No Diagnostic Substances) - 2.00%
25,000	Amgen, Inc., 3.875%, 11/15/21	26,391
200,000	Biogen, Inc., 2.90%, 9/15/20	203,729
		230,120
Bituminous Coal & Lignite Surface Mining - 0.19%
50,000	Peabody Energy Corp., 7.875%, 11/01/26 (b)	22,000

Commercial Banks, Nec - 0.26%
50,000	Lloyds Bank PLC., 2.304%, 7/05/2033 (United Kingdom) **	30,150

Commercial Service - Finance - 0.36%
800,000	GE Capital Corp., 8.87%, 6/02/18	41,184

Computer & Office Equipment - 0.93%
100,000	Hewlett-Packard, 4.375%, 9/15/21	106,457

Computer Communications Equipment - 1.15%
50,000	Cisco Systems, Inc., 4.95%, 2/15/19	53,225
75,000	Juniper Networks, Inc., 4.50%, 3/15/24	79,038
		132,263
Computer Storage Devices - 0.42%
50,000	EMC Corp., 3.375%, 6/01/23	47,811

Container & Packaging - 0.46%
50,000	Ball Corp., 5.00%, 3/15/22	52,938

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

(a) With the exception of Cibolo Canyon, all Corporate and Municipal Bonds are categorized as Level 2 of the  fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Security is in bankruptcy and is in default of interest payments. The yield is 0% as of February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Crude Petroleum & Natural Gas - 1.50%
75,000	Murphy Oil Corp., 2.50%, 12/1/17	$ 75,375
100,000	Murphy Oil Corp., 4.00%, 6/01/22	97,219
		172,594
Dental Equipment & Supplies - 0.91%
100,000	DENTSPLY International, Inc., 4.125%, 8/15/21	103,997

Distribution/Wholesale - 1.31%
100,000	Ingram Micro, Inc., 5.00%, 8/10/22	99,754
50,000	Tech Data Corp., 3.75%, 9/21/17	50,566
		150,320
Electric & Other Services Combined - 1.20%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	55,347
100,000	PPL Energy Supply LLC., 4.60%, 12/15/21	82,350
		137,697
Electric Services - 1.31%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	52,008
100,000	Southern Co., 2.95%, 7/1/23	98,350
		150,358
Farm Machinery & Equipment - 0.94%
100,000	AGCO Corp., 5.875%, 12/1/21	108,429

Food & Kindred Products - 1.32%
80,000	Conagra Foods, Inc., 9.75%, 3/01/21	98,573
50,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	53,100
		151,673
General Building Contractors - Residential Buildings - 0.45%
50,000	Lennar Corp., 4.875%, 12/15/23	51,625

Hazardous Waste Management - 0.44%
50,000	Clean Harbors, Inc., 5.125%, 6/01/21	51,125

Healthcare Providers & Services - 0.43%
50,000	Catholic Health Initiatives, 2.95%, 11/01/22	49,099

Hospital & Medical Service Plans - 0.23%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,875

Medical - Generic Drugs - 0.71%
75,000	Watson Pharmaceuticals, Inc., 6.125%, 8/15/19	81,883

Metal Mining - 0.43%
50,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	49,000

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Miscellaneous Business Credit Institution - 2.19%
100,000	Ford Motor Credit Co. LLC., 6.625%, 8/15/17	$ 102,298
50,000	Ford Motor Credit Co. LLC., 2.3065%, 11/20/18 **	49,948
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27	99,563
		251,809
Miscellaneous Manufacturing Industries - 0.70%
75,000	Hillenbrand, Inc., 5.50%, 7/15/20	80,450

Motor Vehicle Parts & Accessories - 0.46%
50,000	Lear Corp., 5.25%, 1/15/25	53,250

Multimedia - 0.47%
50,000	Time Warner, Inc., 4.75%, 3/29/21	53,705

National Commercial Banks - 2.32%
82,000	Bank of America Corp., 3.832%, 6/24/30 **	60,311
80,000	Bank of America Corp., 2.784%, 7/14/31	58,400
50,000	Citigroup, Inc., 2.40%, 2/18/20	50,126
100,000	Old National Bancorp., 4.125%, 8/15/24	97,663
		266,500
Natural Gas Transmission - 0.87%
100,000	Kinder Morgan, Inc., 2.00%, 12/01/17	100,199

Oil Company - Exploration & Production - 0.88%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	101,358

Pharmaceutical Preparations - 0.43%
50,000	AbbVie, Inc., 2.90%, 11/06/22	49,774

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.34%
250,000	E.I. du Pont de Nemours & Co., 5.75%, 3/15/19	269,502

Printed Circuit Boards - 0.47%
50,000	Jabil Circuit, 5.625%, 12/15/20	54,000

Property & Casualty Insurance - 1.53%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	176,277

Radio Telephone Communications - 0.88%
100,000	T Mobile US, Inc., 6.464%, 04/28/19	100,758

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Real Estate - 1.05%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/25	$ 53,354
68,589	Cibolo Canyon CTFS, 3.00%, 8/20/20 (c)	67,903
		121,257
Retail - Auto & Home Supply Stores - 0.95%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	109,028

Retail - Department Stores - 1.29%
35,000	Dillards, Inc., 7.75%, 7/15/26	40,863
100,000	Dillards, Inc., 7.13%, 8/01/18	106,953
		147,816
Retail - Discretionary - 0.89%
100,000	Staples, Inc., 4.375%, 1/12/23	102,617

Retail - Drug Stores & Proprietary Stores - 4.40%
200,000	CVS Health Corp., 3.50%, 7/20/22	206,500
120,000	Express Scripts Holding Co., 2.25%, 6/15/19	120,517
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	179,005
		506,022
Retail - Shoe Stores - 1.53%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	176,250

Savings Institution, Federally Chartered - 1.84%
200,000	E Trade Financial Corp., 5.375%, 11/15/22	211,894

Security Broker Dealers - 1.43%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	163,960

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.43%
50,000	Credit Suisse Securities USA LLC., 8.25%, 2/20/19	49,420

Services - Business Services - 1.58%
80,000	Ebay, Inc., 2.60%, 7/15/22	78,239
100,000	Total System Services, Inc., 3.80%, 4/1/21	103,521
		181,760
Services - Computer Programming Services - 0.84%
95,000	VeriSign, Inc., 4.625%, 5/01/23	96,900

Services - Educational Services - 0.47%
50,000	Graham Holdings Co., 7.25%, 2/01/19	54,125

(c) Categorized as Level 3 of the fair value hierarchy.  Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  The restricted security represents 0.59% of net assets.  Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Services - General Medical & Surgical Hospitals, Nec - 0.95%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	$ 108,875

Services - Personal Services - 2.10%
225,000	H&R Block, Inc., 5.50%,11/01/22	240,839

Services - Prepackaged Software - 2.78%
200,000	CA, Inc., 5.375%, 12/01/19	217,056
50,000	Symantec Corp., 3.95%, 6/15/22	50,220
50,000	Symantec Corp., 4.20%, 9/15/20	51,692
		318,968
Services - Video Tape Rental - 0.93%
100,000	Netflix 5.375%, 2/1/21	107,250

State Commercial Banks - 0.43%
50,000	United Comm BK Blairsville, GA, 6.00%, 8/13/18	49,625

Telephone Communications (No Radio Telephone) - 0.53%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 8/15/26	60,500

Television Broadcasting Stations - 0.55%
54,000	CBS Broadcasting, Inc., 7.125%, 11/1/23	63,711

Tires & Inner Tubes - 2.85%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	118,500
200,000	Goodyear Tire & Rubber Co., 7.00%, 7/15/22	209,000
		327,500
Transportation Services - 0.96%
100,000	Expedia, Inc. 5.95%, 8/15/20	110,056

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.47%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	53,862

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.46%
50,000	Anixter, Inc., 5.625%, 5/1/19	52,750

Wholesale - Groceries & Related Products - 1.61%
152,000	Sysco Corp., 6.50%, 8/1/28	185,472

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.87%
100,000	LKQ Corp., 4.75%, 5/15/23	100,157

TOTAL FOR CORPORATE BONDS (Cost $7,522,570) - 65.21%		7,494,895

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

MUNICIPAL BONDS - 22.24%

Arizona - 0.25%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/26	$ 28,205

California - 2.82%
165,000	California State, 6.20%, 3/01/19	180,122
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	110,524
30,000	San Luis Obispo Cnty., CA Pension Oblg., 7.45%, 9/1/19	33,513
		324,159
Florida - 1.19%
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	51,114
25,000	Miami-Dade County, FL, Spl Oblg Taxable-Cap Asset Acquisition Series B, 3.35%, 4/1/18	25,432
25,000	Orlando, FL, Cmnty Redev Agy BAB, 7.50%, 9/1/29	27,835
30,000	Osceola County, FL 6.02%, 10/01/26	32,550
		136,931
Georgia - 0.47%
50,000	Georgia Local Government, 4.75%, 6/01/28	53,931

Illinois - 3.97%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	48,129
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	35,138
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	34,723
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,520
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/01/21	30,002
75,000	State of Illinois, 4.95%, 6/1/23	76,598
50,000	State of Illinois, 5.665%, 3/1/18	51,574
70,000	State of Illinois, 5.877%, 3/1/19	73,888
50,000	State of Illinois, 6.20%, 7/01/21	52,460
36,667	State of Illinois Taxable-Pension UTGO, 4.35%, 6/1/18	37,136
		456,168
Indiana - 3.97%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	137,252
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	27,634
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	39,982
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	93,256
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,672
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,373
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	71,627
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	51,715
		456,511

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Iowa - 0.64%
74,000	Iowa Tobacco Settlement Authority, 6.50%, 6/01/23	$ 73,999

Kentucky - 0.19%
20,000	Kentucky St Mun Pwr Agy, 5.91%, 9/1/25	21,723

Louisiana - 0.22%
25,000	Louisiana State Local Gov't Envt, 5.75%, 9/01/2019	25,405

Michigan - 1.20%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/01/19	47,049
50,000	Macomb, MI Interceptor Drain Dist Build America Bonds, Series A, 4.95%, 5/01/25	52,900
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,513
		137,462
Maryland - 0.69%
35,000	Worcester County, MD, 2.50%, 12/01/18	35,758
40,000	Prince Georges County, MD, 6.169, 10/15/29	43,928
		79,686
Minnesota - 0.23%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 2/01/19	26,651

Mississippi - 0.18%
20,000	Jackson, MS Mun Arpt Auth. Series C, 4.90%, 10/01/21	20,828

Missouri - 0.22%
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	25,344

Nevada - 0.48%
50,000	County of Clark, NV, 6.36%, 11/01/24	55,241

New Jersey - 1.57%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	96,086
10,000	Hoboken, NJ Services, 5.33%, 2/01/18	10,247
65,000	Hudson County, NJ 6.89%, 3/01/26	73,432
		179,765
New York - 1.39%
50,000	Erie County, NY Tobacco Asset Corp, 6.00%, 6/01/28	50,012
75,000	Nassau County, NY Series F, 6.80%, 10/01/27	81,827
25,000	New York, NY, BAB, 6.435%, 12/1/35	27,709
		159,548
Ohio - 0.29%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	33,846

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Oklahoma - 0.56%
35,000	Caddo County, OK Gov't Bldg., 5.858%, 9/01/25	$ 35,573
25,000	Garfield County, OK, 6.00%, 9/1/24	28,293
		63,866
Oregon - 0.24%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	28,087

Texas - 0.67%
25,000	Irving, TX Hotel Occupancy Tax, Series A, 5.657%, 8/15/23	26,531
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	27,170
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	23,235
		76,936
Virginia - 0.14%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	15,930

Wisconsin - 0.66%
75,000	Public Finance Authority, WI, 5.75%, 6/01/23	76,235

TOTAL FOR MUNICIPAL BONDS (Cost $2,583,188) - 22.24%		2,556,457

PREFERRED SECURITIES - 4.41%

National Commercial Banks - 0.22%
1,000	Wells Fargo & Co., PFD 5.25%, 12/31/49 Series P	24,760

Electric Services - 0.48%
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	55,262

Telephone Communications (No Radio Telephone) - 0.89%
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	102,840

TOTAL FOR PREFERRED SECURITIES (Cost $175,909) - 1.59%		182,862

REAL ESTATE INVESTMENT TRUSTS - 1.68%
2,500	Digital Realty Trust, PFD 6.625%, Series F	63,628
2,000	Digital Realty Trust, PFD 7.375% Series H	55,080
3,000	Public Storage, PFD 5.20%, 12/31/49 Series W	74,580
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $185,884) - 1.68%		193,288

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

STRUCTURED NOTES - 3.97%

Commercial Banks, Nec - 0.27%
50,000	Barclays Bank Plc., 4.452%, 5/14/29 (United Kingdom) **	$ 30,425

Security Brokers, Dealers & Flotation Companies - 3.70%
75,000	Goldman Sachs Group, Inc., 3.816%, 9/5/28 **	55,500
100,000	Goldman Sachs Group, Inc., 3.5247%, 12/13/28 **	77,000
120,000	Goldman Sachs Group, Inc., 2.72%, 11/13/28 **	87,196
50,000	JPMorgan Chase & Co., 1.448%, 1/23/29 **	40,225
50,000	Morgan Stanley, 3.00%, 11/09/19 **	50,937
25,000	Morgan Stanley, 10.00%, 1/30/35 **	19,250
113,000	Morgan Stanley, 10.00%, 6/30/30 **	95,485
		425,593

TOTAL FOR STRUCTURED NOTES (Cost $552,059) - 3.97%		456,018

MONEY MARKET FUND - 3.79%
435,801	Federated Treasury Obligation Fund - Institutional Shares 0.40% (Cost $435,801)	435,801

TOTAL INVESTMENTS (Cost $11,455,411) - 98.48%		11,319,321

OTHER ASSETS LESS LIABILITIES, NET - 1.52%		174,804

NET ASSETS - 100.00%		$ 11,494,125

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 96.74%

Aircraft Part & Auxiliary Equipment, Nec - 2.32%
5,100	Spirit Aerosystems Holdings, Inc. Class A	$ 314,211

Air Transportation - 2.60%
6,100	Southwest Airlines Co.	352,580

Business Services - 2.40%
3,700	Visa, Inc. Class A	325,378

Crude Petroleum & Natural Gas - 1.99%
7,400	Noble Energy, Inc.	269,434

Electric Computers - 2.32%
2,300	Apple, Inc.	315,077

Electronic Components & Accessories - 2.04%
18,500	Control4 Corp. *	276,205

Finance Services - 2.14%
8,000	Synchrony Financial	289,920

Fire, Marine & Casualty Insurance - 2.15%
12,000	National General Holdings Corp.	292,080

Food & Kindred Products - 3.84%
7,000	Hain Celestial Group, Inc. *	247,660
6,200	Mondelez International, Inc.	272,304
		519,964
Footwear (No Rubber) - 2.18%
11,500	Skechers USA, Inc. Class A *	295,205

Hospital & Medical Service Plans - 2.39%
4,600	Centene Corp. *	324,300

Industrial Instruments for Measurement, Display & Control - 2.32%
4,800	MKS Instruments, Inc.	314,880

Industrial Organic Chemicals - 2.34%
5,000	Westlake Chemicals Co.	317,150

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Investment Advice - 3.18%
1,600	Affiliated Managers Group, Inc.	$ 268,688
6,000	Federated Investors, Inc.	163,020
		431,708
Life Insurance - 2.09%
5,400	MetLife, Inc.	283,176

Measuring & Controlling Devices - 2.33%
2,000	Thermo Fisher Scientific, Inc.	315,360

Motor Homes - 2.29%
2,800	Thor Industries, Inc.	310,296

Motor Vehicle Parts & Accessories - 2.20%
2,100	Lear Corp.	298,179

National Commercial Banks - 2.32%
7,000	Zions Bancorp.	314,300

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.86%
13,000	American Outdoor Brands Corp. *	252,720

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.16%
2,500	Zimmer Biomet Holdings, Inc.	292,700

Pharmaceutical Preparations - 6.48%
1,200	Allergan Plc. (Ireland)	293,784
2,000	Jazz Pharmaceuticals Plc. (Ireland) *	265,240
10,500	Roche Holding, Ltd. ADR *	319,410
		878,434
Retail - Computer & Computer Software Stores - 1.01%
5,600	GameStop Corp. Class A	136,864

Retail - Drug Stores and Proprietary Stores- 4.33%
3,600	CVS Health Corp.	290,088
4,200	Express Scripts Holding Co. *	296,730
		586,818
Retail - Grocery Stores - 2.06%
8,800	Kroger Co.	279,840

Retail - Retail Stores - 2.22%
1,100	Ulta Salon, Cosmetics & Fragrance, Inc. *	300,773

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Semiconductors, Integrated Circuits & Related Services - 2.38%
3,400	Skyworks Solutions, Inc.	$ 322,354

Semiconductors & Related Devices - 2.28%
21,000	Canadian Solar, Inc. (Canada) *	309,120

Services - Business Services, Nec - 2.89%
5,500	Cardtronics, Plc. *	242,440
2,500	MAXIMUS, Inc.	149,175
		391,615
Services - Computer Processing & Data Preparation - 1.56%
6,200	Gigamon, Inc. *	211,110

Services - Computer Programming, Data Processing - 2.40%
2,400	Facebook, Inc. Class A *	325,296

Services - Computer Programming Services - 1.54%
7,700	Synchronoss Technologies, Inc. *	208,516

Services - Educational Services - 2.44%
5,400	Grand Canyon Education, Inc. *	331,452

Services - Health Services - 2.22%
3,600	ICON Plc. (Ireland) *	301,572

Services - Help Supply Services - 2.34%
7,700	AMN Healthcare Services, Inc. *	316,855

Services - Prepackaged Software - 6.60%
3,100	Check Point Software Technologies, Ltd. (Israel) *	306,621
3,400	Citrix Systems, Inc. *	268,430
5,000	Microsoft Corp.	319,900
		894,951
Telephone & Telegraph Apparatus - 2.14%
5,300	Netgear, Inc. *	290,440

Water Transportation - 2.39%
5,800	Carnival Corp.	324,510

TOTAL FOR COMMON STOCKS (Cost $10,572,746) - 96.74%		13,115,343

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 2.75%
373,042	Federated Treasury Obligation Fund - Institutional Shares 0.40% ** (Cost $373,042)	$ 373,042

TOTAL INVESTMENTS (Cost $10,945,788) - 99.49%		13,488,385

OTHER ASSETS LESS LIABILITIES, NET - 0.51%		68,582

NET ASSETS - 100.00%		$ 13,556,967

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 83.37%

Communications Equipment - 2.12%
4,300	QUALCOMM, Inc.	$ 242,864

Computer & Office Equipment - 5.07%
8,600	Cisco Systems, Inc.	293,948
1,600	International Business Machines Corp.	287,712
		581,660
Computer Storage Devices - 2.94%
7,000	Seagate Technology Plc. (Ireland)	337,330

Converted Paper & Paperboard Products (No Container/Boxes) - 1.73%
1,500	Kimberly Clark Corp.	198,825

Electric & Other Services Combined - 2.16%
3,000	Duke Energy Corp.	247,650

Electric Services - 4.69%
10,000	CenterPoint Energy, Inc.	273,200
7,200	PPL Corp.	265,536
		538,736
Guided Missiles & Space Vehicles & Parts - 2.32%
1,000	Lockheed Martin Corp.	266,580

Hotels & Motels - 2.34%
15,500	Extended Stay America, Inc.	268,150

Insurance Agents Brokers & Services - 2.28%
4,600	Arthur J Gallagher & Co.	261,970

Investment Advice - 1.31%
3,500	Lazard Ltd. Class A (Bermuda)	150,710

Life Insurance - 2.06%
4,500	Metlife, Inc.	235,980

Motor Vehicles & Passengers Car Bodies - 2.18%
20,000	Ford Motor Co.	250,600

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 9.56%
2,925	Canadian Imperial Bank of Commerce (Canada)	$ 257,400
3,150	Cullen/Frost Bankers, Inc.	291,281
4,900	PacWest Bancorp	269,990
4,800	Wells Fargo & Company	277,824
		1,096,495
Petroleum Refining - 6.62%
2,250	Chevron Corp.	253,125
2,800	Exxon Mobil Corp.	227,696
4,100	Valero Energy Corp.	278,595
		759,416
Pharmaceutical Preparations - 11.71%
4,400	AbbVie, Inc.	272,096
6,400	GlaxoSmithKline Plc. ADR	265,472
4,300	Merck & Co., Inc.	283,241
7,600	Pfizer, Inc.	259,312
6,100	Sanofi SA ADR *	263,093
		1,343,214
Pipe Lines - 2.22%
7,747	Plains GP Holdings, L.P. Class A	254,644

Plastic, Materials, Synth Resins & Nonv - 2.36%
4,350	Dow Chemical Co.	270,831

Retail-Department Stores - 2.23%
6,000	Kohls Corp.	255,720

Retail-Variety Stores - 1.69%
3,300	Target Corp.	193,941

Savings Institution, Federally Chartered - 4.17%
15,000	New York Community Bank, Inc.	229,200
13,000	People's United Financial, Inc.	249,600
		478,800
Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.90%
2,000	Garmin Ltd. (Switzerland)	103,220

Semiconductors & Related Devices - 2.24%
7,100	Intel Corp.	257,020

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares/Principal		Value

Telephone Communications - 6.49%
6,150	AT&T, Inc.	$ 257,009
5,900	BCE, Inc.	257,476
4,650	Verizon Communications, Inc.	230,779
		745,264
Trucking & Courier Services - 1.98%
2,150	United Parcel Service, Inc. Class B	227,384

TOTAL FOR COMMON STOCKS (Cost $8,901,259) - 83.37%		9,567,004

REAL ESTATE INVESTMENT TRUSTS - 14.43%
1,000	Digital Realty Trust, Inc.	108,000
13,450	Host Hotels & Resorts, Inc.	241,965
7,700	Iron Mountain, Inc.	279,895
4,400	Realty Income Corp.	269,632
4,200	Ventas, Inc.	273,210
3,100	Welltower, Inc.	218,178
7,850	Weyerhaeuser Co.	264,702
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $1,632,807) - 14.43%		1,655,582

MONEY MARKET FUND - 0.85%
97,764	Federated Treasury Obligation Fund - Institutional Shares 0.40% ** (Cost $97,764)	97,764

TOTAL INVESTMENTS (Cost $10,631,830) - 98.65%		11,320,350

OTHER ASSETS LESS LIABILITIES, NET - 1.35%		154,450

NET ASSETS - 100.00%		$ 11,474,800

** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2017 (UNAUDITED)

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Assets:
Investments in Securities, at Value (Cost $25,571,473, $11,455,411, $10,945,788, and $10,631,830, respectively)	$30,237,973	$11,319,321	$13,488,385	$11,320,350
Cash	1,025	15	-	-
Receivables:
Shareholder Subscriptions	72,886	44,642	59,284	97,301
Interest	87,562	125,362	88	54
Dividend	44,697	328	10,440	40,926
Due from Advisor	-	1,162	-	4,941
Prepaid Expenses	13,219	17,557	17,364	24,518
Total Assets	30,457,362	11,508,387	13,575,561	11,488,090
Liabilities:
Payables:
Shareholder Redemptions	1,609	1,793	3,000	638
Due to Advisor	4,826	-	2,354	-
Due to Administrator	11,511	4,372	5,142	4,268
Due to Trustees	737	318	326	318
Accrued Expenses	12,445	7,779	7,772	8,066
Total Liabilities	31,128	14,262	18,594	13,290
Net Assets	$30,426,234	$11,494,125	$13,556,967	$11,474,800

Net Assets Consist of:
Paid In Capital	$25,224,327	$11,876,930	$11,154,158	$10,869,585
Undistributed Net Investment Income (Loss)	78,875	4,321	(64,252)	1,295
Accumulated Net Realized Gain (Loss) on Investments	456,532	(251,036)	(75,536)	(84,600)
Net Unrealized Appreciation (Depreciation) in Value of Investments	4,666,500	(136,090)	2,542,597	688,520
Net Assets (unlimited shares authorized; 2,474,992, 593,829, 326,114, and 541,457 shares outstanding, respectively)
	$30,426,234	$11,494,125	$13,556,967	$11,474,800
Net Asset Value and Offering Price Per Share	$ 12.29	$ 19.36	$ 41.57	$ 21.01

Redemption Price Per Share ($12.29 x 0.99),
($19.36 x 0.99), ($41.57 x 0.99), & ($21.01 x 0.99), respectively *	$ 12.17	$ 19.17	$ 41.15	$ 20.80

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER  FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Dividends (net of foreign withholding taxes of $1,434, $0, $0, and $1,453, respectively)	$ 221,667	$ 17,617	$ 52,787	$ 190,251
Interest	162,158	205,913	512	662
Total Investment Income	383,825	223,530	53,299	190,913

Expenses:
Advisory Fees (a)	108,372	28,292	47,878	34,201
Administrative (a)	72,248	28,292	31,918	23,160
Transfer Agent	20,417	15,245	15,474	13,442
Registration	17,590	6,717	10,893	8,005
Legal	8,766	4,015	3,928	3,128
Audit	7,988	3,380	4,229	4,151
Custody	3,318	2,968	1,991	1,934
Trustee	2,150	727	1,249	681
Miscellaneous	2,537	2,728	1,232	677
Insurance	1,010	365	351	249
Printing and Mailing	2,736	919	1,158	1,374
Total Expenses	247,132	93,648	120,301	91,002
Fees Waived and Reimbursed by the Advisor (a)	(73,737)	(28,797)	(29,299)	(46,026)
Net Expenses	173,395	64,851	91,002	44,976

Net Investment Income (Loss)	210,430	158,679	(37,703)	145,937

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	766,966	(64,575)	271,517	(84,600)
Capital Gain Distributions from Portfolio Companies	3,662	-	210	-
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	506,039	(136,865)	727,094	688,520
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,276,667	(201,440)	998,821	603,920

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,487,097	$(42,761)	$ 961,118	$ 749,857

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2017	Year Ended 8/31/2016

Increase in Net Assets From Operations:
Net Investment Income	$ 210,430	$ 413,588
Net Realized Gain on Investments and Foreign Currency Transactions	766,966	166,585
Capital Gain Distributions from Portfolio Companies	3,662	14,599
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	506,039	1,020,236
Net Increase in Net Assets Resulting from Operations	1,487,097	1,615,008

Distributions to Shareholders:
Net Investment Income	(223,400)	(387,917)
Realized Gain	(193,940)	-
Total Distributions	(417,340)	(387,917)

Capital Share Transactions:
Proceeds from Sale of Shares	3,139,369	5,550,751
Shares Issued on Reinvestment of Dividends	391,577	363,948
Early Redemption Fees *	127	5,655
Cost of Shares Redeemed	(3,700,141)	(5,097,632)
Net Increase (Decrease) from Capital Share Transactions	(169,068)	822,722

Net Assets:
Net Increase in Net Assets	900,689	2,049,813
Beginning of Period	29,525,545	27,475,732
End of Period (Including Accumulated Undistributed Net
Investment Income of $78,875 and $91,845 respectively)	$30,426,234	$29,525,545

Share Transactions:
Shares Sold	265,200	485,280
Shares Issued on Reinvestment of Dividends	33,086	32,288
Shares Redeemed	(314,814)	(450,034)
Net Increase (Decrease) in Shares	(16,528)	67,534
Outstanding at Beginning of Period	2,491,520	2,423,986
Outstanding at End of Period	2,474,992	2,491,520

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2017	Year Ended 8/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 158,679	$ 296,840
Net Realized Loss on Investments and Foreign Currency Transactions	(64,575)	(2,735)
Capital Gain Distributions from Portfolio Companies	-	6,145
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(136,865)	241,879
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,761)	542,129

Distributions to Shareholders:
Net Investment Income	(156,729)	(287,575)
Total Distributions	(156,729)	(287,575)

Capital Share Transactions:
Proceeds from Sale of Shares	2,101,424	2,785,281
Shares Issued on Reinvestment of Dividends	145,794	272,743
Early Redemption Fees *	120	100
Cost of Shares Redeemed	(2,527,175)	(1,213,560)
Net Increase (Decrease) from Capital Share Transactions	(279,837)	1,844,564

Net Assets:
Net Increase (Decrease) in Net Assets	(479,327)	2,099,118
Beginning of Period	11,973,452	9,874,334
End of Period (Including Accumulated Undistributed Net
Investment Income of $4,321 and $2,371, respectively)	$11,494,125	$11,973,452

Share Transactions:
Shares Sold	107,917	143,948
Shares Issued on Reinvestment of Dividends	7,512	14,149
Shares Redeemed	(129,203)	(63,180)
Net Increase (Decrease) in Shares	(13,774)	94,917
Outstanding at Beginning of Period	607,603	512,686
Outstanding at End of Period	593,829	607,603

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2017	Year Ended 8/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (37,703)	$ (49,439)
Net Realized Gain (Loss) on Investments	271,727	(347,263)
Net Change in Unrealized Appreciation on Investments	727,094	568,476
Net Increase in Net Assets Resulting from Operations	961,118	171,774

Distributions to Shareholders:
Realized Gains	-	(628,636)
Total Distributions	-	(628,636)

Capital Share Transactions:
Proceeds from Sale of Shares	1,826,427	2,816,089
Shares Issued on Reinvestment of Dividends	-	566,134
Early Redemption Fees *	28	241
Cost of Shares Redeemed	(2,667,851)	(2,726,000)
Net Increase (Decrease) from Capital Share Transactions	(841,396)	656,464

Net Assets:
Net Increase in Net Assets	119,722	199,602
Beginning of Period	13,437,245	13,237,643
End of Period (Including Accumulated Undistributed Net
Investment Loss of ($64,252) and ($26,549), respectively)	$ 13,556,967	$ 13,437,245

Share Transactions:
Shares Sold	47,113	73,208
Shares Issued on Reinvestment of Dividends	-	14,228
Shares Redeemed	(70,309)	(70,210)
Net Increase (Decrease) in Shares	(23,196)	17,226
Outstanding at Beginning of Period	349,310	332,084
Outstanding at End of Period	326,114	349,310

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Period Ended 2/28/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 145,937
Net Realized Loss on Investments	(84,600)
Net Change in Unrealized Appreciation on Investments	688,520
Net Increase in Net Assets Resulting from Operations	749,857

Distributions to Shareholders:
Net Investment Income	(144,642)
Total Distributions	(144,642)

Capital Share Transactions:
Proceeds from Sale of Shares	11,275,816
Shares Issued on Reinvestment of Dividends	139,317
Early Redemption Fees *	713
Cost of Shares Redeemed	(556,261)
Net Increase from Capital Share Transactions	10,859,585

Net Assets:
Net Increase in Net Assets	11,464,800
Beginning of Period	10,000
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,295)	$ 11,474,800

Share Transactions:
Shares Sold	565,947
Shares Issued on Reinvestment of Dividends	6,826
Shares Redeemed	(27,216)
Net Increase in Shares	545,557
Outstanding at Beginning of Period	500
Outstanding at End of Period	546,057

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

** For the period September 1, 2016 (commencement of investment operations) through February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2017	Years Ended
		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 11.85	$ 11.34	$ 11.23	$ 9.48	$ 9.04	$ 8.68

Income From Investment Operations:
Net Investment Income *	0.09	0.17	0.18	0.16	0.20	0.24
Net Gain on Securities (Realized and Unrealized)	0.52	0.50	0.10	1.84	0.49	0.33
Total from Investment Operations	0.61	0.67	0.28	2.00	0.69	0.57

Distributions:
Net Investment Income	(0.09)	(0.16)	(0.17)	(0.25)	(0.25)	(0.21)
Realized Gains	(0.08)	0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.17)	(0.16)	(0.17)	(0.25)	(0.25)	(0.21)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.29	$ 11.85	$ 11.34	$ 11.23	$ 9.48	$ 9.04

Total Return ***	5.21%(b)	6.02%	2.50%	21.34%	7.85%	6.76%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30,426	$29,526	$27,476	$20,751	$16,391	$15,433
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.71%(a)	1.73%	1.75%	1.91%	2.07%	2.16%
Ratio of Net Investment Income to Average Net Assets	0.95%(a)	0.99%	1.01%	0.79%	1.31%	1.83%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.46%(a)	1.52%	1.56%	1.50%	2.18%	2.79%
Portfolio Turnover	10.29%(b)	26.32%	31.82%	35.18%	77.01%	76.14%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2017	Years Ended

		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 19.71	$ 19.26	$ 20.07	$ 19.34	$ 20.58	$ 20.77

Income (Loss) From Investment Operations:
Net Investment Income *	0.27	0.54	0.57	0.65	0.66	1.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.35)	0.43	(0.80)	0.83	(1.29)	0.20
Total from Investment Operations	(0.08)	0.97	(0.23)	1.48	(0.63)	1.23

Distributions:
Net Investment Income	(0.27)	(0.52)	(0.58)	(0.75)	(0.61)	(1.39)
Realized Gains	-	-	-	-	-	(0.03)
Total from Distributions	(0.27)	(0.52)	(0.58)	(0.75)	(0.61)	(1.42)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 19.36	$ 19.71	$ 19.26	$ 20.07	$ 19.34	$ 20.58

Total Return ***	(0.41)% (b)	5.14%	(1.17)%	7.79%	(3.15)%	6.26%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,494	$ 11,973	$ 9,874	$ 7,866	$ 6,354	$ 4,781
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.66%(a)	1.66%	1.72%	1.83%	1.96%	2.57%
Ratio of Net Investment Income to Average Net Assets	2.30%(a)	2.32%	2.35%	2.67%	2.49%	3.67%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.15%(a)	1.18%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	2.80%(a)	2.79%	2.87%	3.30%	3.25%	5.04%
Portfolio Turnover	11.26%(b)	13.70%	17.33%	15.45%	18.32%	24.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2017	Years Ended

		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 38.47	$ 39.86	$ 42.77	$ 34.39	$ 29.47	$ 27.57

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.11)	(0.15)	(0.24)	(0.14)	(0.01)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.21	0.74	(0.54)	9.82	4.93	1.97
Total from Investment Operations	3.10	0.59	(0.78)	9.68	4.92	1.90

Distributions:
Realized Gains	-	(1.98)	(2.13)	(1.30)	-	-
Total from Distributions	-	(1.98)	(2.13)	(1.30)	-	-

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 41.57	$ 38.47	$ 39.86	$ 42.77	$ 34.39	$ 29.47

Total Return ***	8.06%(b)	1.31%	(1.98)%	28.53%	16.69%	6.89%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,557	$13,437	$13,238	$11,526	$ 7,243	$ 4,918
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.88%(a)	1.86%	1.90%	2.00%	2.22%	2.78%
Ratio of Net Investment Loss to Average Net Assets	(1.05)%(a)	(0.80)%	(1.00)%	(0.90)%	(0.82)%	(1.59)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.43%(a)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Loss to Average Net Assets	(0.59)%(a)	(0.39)%	(0.55)%	(0.35)%	(0.05)%	(0.26)%
Portfolio Turnover	29.97%(b)	87.75%	88.25%	67.68%	195.28%	399.91%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited) Period Ended + 2/28/2017

Net Asset Value, at Beginning of Period	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.32
Net Gain on Securities (Realized and Unrealized)	0.98
Total from Investment Operations	1.30

Distributions:
Net Investment Income	(0.29)
Total from Distributions	(0.29)

Proceeds from Redemption Fees **	-

Net Asset Value, at End of Period	$ 21.01

Total Return ***	6.53%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,475
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.98%(a)
Ratio of Net Investment Income to Average Net Assets	2.18%(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%(a)
Ratio of Net Investment Income to Average Net Assets	3.18%(a)
Portfolio Turnover	10.83%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

+ For the period September 1, 2016 (commencement of investment operations) through February 28, 2017.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2017 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of four funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”) and the Archer Dividend Growth Fund (the “Dividend Growth Fund”).   The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.  Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002.  The Balanced Fund originally commenced investment operations on September 27, 2005.

The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2013-2016 for the Balanced, Income and Stock Funds, and 2016 for the Dividend Growth Fund, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended February 28, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  Effective as of June 1, 2016 for the Balanced Fund, the Board of Trustees has approved an increase in the redemption fee holding period to 90 days of purchase and an increase in the percentage of the redemption to 1.00%.  Investments made prior to June 1, 2016 are subject to the 30 day holding period at 0.50% in effect at the time of purchase.  The Income and Stock Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 28, 2017, the Balanced Fund, Income Fund, Stock Fund, and Dividend Growth Fund collected $127, $120, $28, and $713 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional information on options transactions.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

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assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

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similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, structured notes and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on

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transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Restricted securities (corporate bonds). Restricted securities for which quotations are not readily available are valued at fair value, as determined by the board of trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded companies. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 or the fair value hierarchy.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets and liabilities measured at fair value as of February 28, 2017:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3 (1)	Fair Value
Common Stocks *	$19,912,171	$ -	$ -	$19,912,171
Corporate Bonds *	-	6,532,416	135,086	6,667,502
Exchange Traded Note	262,160	-	-	262,160
Municipal Bonds	-	1,248,343	-	1,248,343
Real Estate Investment Trusts	701,860	-	-	701,860
Preferred Securities	297,930	-	-	297,930
Structured Notes	-	377,560	-	377,560
Short-Term Investment	770,447	-	-	770,447
	$21,944,568	$ 8,158,319	$ 135,086	$30,237,973

The following table summarizes the inputs used to value Income Fund’s assets and liabilities measured at fair value as of February 28, 2017:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3 (1)	Fair Value
Corporate Bonds *	$ -	$ 7,426,992	$ 67,903	$ 7,494,895
Municipal Bonds	-	2,556,457	-	2,556,457
Preferred Securities	182,862	-	-	182,862
Real Estate Investment Trusts	193,288	-	-	193,288
Structured Notes	-	456,018	-	456,018
Short-Term Investment	435,801	-	-	435,801
	$ 811,951	$10,439,467	$ 67,903	$11,319,321

(1) Denotes restricted security.

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The following table summarizes the inputs used to value Stock Fund’s assets and liabilities measured at fair value as of February 28, 2017:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 13,115,343	$ -	$ -	$ 13,115,343
Short-Term Investment	373,042	-	-	373,042
	$ 13,488,385	$ -	$ -	$ 13,488,385

The following table summarizes the inputs used to value Dividend Growth Fund’s assets and liabilities measured at fair value as of February 28, 2017:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 9,567,004	$ -	$ -	$ 9,567,004
Real Estate Investment Trusts	1,655,582	-	-	1,655,582
Short-Term Investment	97,764	-	-	97,764
	$ 11,320,350	$ -	$ -	$11,320,350

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Stock Fund and the Dividend Growth Fund did not hold any Level 3 assets during the six months ended February 28, 2017; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced Fund Level 3	Income Fund Level 3
Balance as of 8/31/2016	$ -	$ -
Accrued Accretion/(Amortization)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Realized Gain/(Loss)	-	-
Purchases/Sales	-	-
Transfers In/(Out) of Level 3	135,086	67,903
Balance as of 2/28/2017	$ 135,086	$ 67,903

Valuation of the Level 3 Corporate Bond is based off market prices of similar instruments.

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NOTE 4. DERIVATIVE TRANSACTIONS

As of February 28, 2017, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2017.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                    Asset Derivatives

Investment in Securities, at Value Structured Notes

Balanced Fund

                         $ 377,560

Income Fund

                         $ 456,018

Unrealized gains and losses on derivatives during the six months ended February 28, 2017, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Investments” as follows:

Balanced Fund

 ($23,033)

Income Fund   ($29,176)

There was no realized gain or loss on sales of Structured Notes for the six months ended February 28, 2017 for the Balanced and Income Funds.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund and the Dividend Growth Fund, of each Fund’s average daily net assets.  For the six months ended February 28, 2017, the Advisor earned fees of $108,372 for the Balanced Fund, $28,292 for the Income Fund, and $47,878 for the Stock Fund, before the waivers and reimbursements described below. For the period September 1, 2016 (commencement of operations) through February 28, 2017, the Advisor earned fees of $34,201 for the Dividend Growth Fund, before the waivers and reimbursements described below.  At February 28, 2017, the Balanced Fund owed the Advisor $4,826, the Advisor owed the Income Fund $1,162, the Stock Fund owed the Advisor $2,354, and the Advisor owned the Dividend Growth Fund $4,941, in advisory fees.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum

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monthly fee is $2,500. During the six months ended February 28, 2017, the Advisor earned administrative fees of $72,248 for the Balanced Fund, $28,292 for the Income Fund, and $31,918 for the Stock Fund. For the period September 1, 2016 (commencement of operations) through February 28, 2017, the Advisor earned administrative fees of $23,160 for the Dividend Growth Fund.  At February 28, 2017, the Balanced Fund owed the Advisor $11,511, the Income Fund owed the Advisor $4,372, the Stock Fund owed the Advisor $5,142, and the Dividend Growth Fund owed the Advisor $4,268 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2017, the Advisor waived fees and/or reimbursed expenses of $73,737.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2019 totaled $409,312.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2016 were as follows:

Subject to Repayment
Amount	by August 31,
$130,403	2017
$134,899	2018
$144,010	2019

Archer Income Fund

As of December 29, 2016, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.08% of the Income Fund’s average daily net assets. Prior to December 29, 2016, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes,

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extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.18% of the Income Fund’s average daily net assets.  For the six months ended February 28, 2017, the Advisor waived fees and/or reimbursed expenses of $28,797.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.08% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2019 totaled $139,268.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2016 were as follows:

Subject to Repayment
Amount	by August 31,
$ 43,058	2017
$ 45,537	2018
$ 50,673	2019

Archer Stock Fund

As of December 29, 2016, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.38% of the Stock Fund’s average daily net assets.  Prior to December 29, 2016, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets. For the six months ended February 28, 2017, the Advisor waived fees and/or reimbursed expenses of $29,299.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2019 totaled $161,547.

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The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2016 were as follows:

Subject to Repayment
Amount	by August 31,
$ 51,140	2017
$ 57,648	2018
$ 52,759	2019

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2018 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the period September 1, 2016 (commencement of operations) through February 28, 2017, the Advisor waived fees and/or reimbursed expenses of $46,026.  Each waiver or reimbursement by the Advisor is subject to repayment by the Dividend Growth Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Dividend Growth Fund is able to make the repayment without exceeding the 0.98% expense limitation.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2018 for the Balanced, Income, and Stock Funds. The Dividend Growth Fund has not adopted

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Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Funds.  For the six months and period ended February 28, 2017, MSS earned $64,578.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $3,314,998 and $2,918,131, respectively.

Archer Income Fund

For the six months ended February 28, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,235,218 and $1,510,899, respectively.

Archer Stock Fund

For the six months ended February 28, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $3,776,384 and $4,339,216, respectively.

Archer Dividend Growth Fund

For the period ended February 28, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $11,615,740 and $894,585, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2017, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 52.08% of the voting securities of the Balanced Fund, approximately 51.36% of the voting securities of the Income Fund, approximately 61.15% of the voting securities of the Stock Fund, and approximately 73.90% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds.

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NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2016, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

                  Balanced Fund         Income Fund      Stock Fund

Unrealized Appreciation (Depreciation)

     $4,151,676

     $    775               $1,815,503

Undistributed Ordinary Income/(Loss)

            91,845

        2,371                               -

Deferral of Post-October Capital Loss

                     -                  (1,671)                 (207,702)

Deferral of Post-December Ordinary Loss

    -

               -

                    (26,549)

Undistributed long term capital gains

                     -

               -

              -

Capital loss carryforward expiring +:

        8/31/2018

                          (111,371)

               -

              -

        Short term (no expiration)                      -

  (145,274)                 (139,561)

        Long term (no expiration)

                     -

    (39,516)

              -

                         Total Distributable Earnings      $ 4,132,150

 $(183,315)                $1,441,691

The capital loss carryforwards shown above differ from corresponding net unrealized appreciation and accumulated net realized loss figures reported in the statement of assets and liabilities due to the tax deferral of wash sales on the Balanced Fund.  The capital loss carryforwards shown above differ from corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to post-October capital loss deferrals on the Income and Stock Funds. The Balanced Fund utilized $187,679 of capital loss carryforwards in the current tax year.  The Stock Fund utilized $47,327 of prior year post December ordinary losses in the Stock Fund’s current tax year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

As of February 28, 2017 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

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	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund

Gross unrealized appreciation on investment securities	$5,107,390	$ 152,394	$2,961,110	$ 879,695
Gross unrealized depreciation on investment securities	(440,890)	(288,484)	(418,513)	(191,175)
Net unrealized appreciation (depreciation)	$ 4,666,500	$ 136,090	$ 2,542,597	$ 688,520

Tax cost of investments (including short-term investments)	$25,571,473	$11,455,411	$10,945,787	$10,631,830

The Balanced, Income and Stock Funds paid the following distributions for the six months and period ended February 28, 2017 and year ended August 31, 2016:

	Six Months and Period Ended	$ Amount	Tax Character

Balanced Fund	2/28/2017	$ 223,400	Ordinary Income
Balanced Fund	2/28/2017	$ 193,940	Long term capital gain

Income Fund	2/28/2017	$ 156,729	Ordinary Income

Dividend Growth Fund	2/28/2017	$ 144,642	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	08/31/16	$ 387,917	Ordinary Income

Income Fund	08/31/16	$ 287,575	Ordinary Income

Stock Fund	08/31/16	$ 628,636	Long term capital gain

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 10.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

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NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

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EXPENSE ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

  Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period - September 1, 2016 through February 28, 2017.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,052.06	$6.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$995.89	$5.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,080.58	$7.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.70	$7.15

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Dividend Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,062.10	$5.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period and actual period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2017 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (69) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (61) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy Patton (49) Trustee & President, December 2009 to present	Frontier CPA Group – Managing Partner. 1996-2004 Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi, (42) Treasurer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (53) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008
Mason Heyde (27) Chief Compliance Officer, August 2015 to present	Archer Investment Corporation (2012 – present) Compliance/Admin

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

This Page Was Left Blank Intentionally

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date May 5, 2017

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date May 5, 2017

* Print the name and title of each signing officer under his or her signature.